Accounts Receivable, net - Changes to provisions for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Net
Balance at beginning of period	$ (2,990)	$ (1,495)	$ (1,495)
Charges to costs and expenses	0	(1,495)	0
Amount utilized	0	0	0
Balance at end of period	$ (2,990)	$ (2,990)	$ (1,495)